Borrowings - Schedule of Aggregate Long-term Borrowings (Details) - USD ($) $ in Thousands		Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
2015	[1],[2]		$ 2,562,407
2016	[1],[2]		11,701
2017	[1],[2]		11,714
2018	[1],[2]		1,238,116
2019	[1],[2]		350,000
Thereafter	[1],[2]		0
Total Balance			4,173,938
Fair Value		$ 2,789,663	2,058,693
Fair Value [Member]
Debt Instrument [Line Items]
Fair Value			4,070,509
Match Funded Liabilties [Member]
Debt Instrument [Line Items]
2015	[1],[2]		2,090,247
2016	[1],[2]		0
2017	[1],[2]		0
2018	[1],[2]		0
2019	[1],[2]		0
Thereafter	[1],[2]		0
Total Balance			2,090,247
Fair Value			2,090,247
Other Secured Borrowings [Member]
Debt Instrument [Line Items]
2015	[1],[2]		472,160
2016	[1],[2]		11,701
2017	[1],[2]		11,714
2018	[1],[2]		1,238,116
2019	[1],[2]		0
Thereafter	[1],[2]		0
Total Balance		$ 1,001,070	1,733,691	$ 1,777,669
Fair Value			1,658,699
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
2015	[1],[2]		0
2016	[1],[2]		0
2017	[1],[2]		0
2018	[1],[2]		0
2019	[1],[2]		350,000
Thereafter	[1],[2]		0
Total Balance			350,000
Fair Value			$ 321,563

[1]	Excludes financing liabilities, which we recognized in connection with the sales transactions that we accounted for as financings. Financing liabilities include $614.4 million recorded in connection with sales of MSRs and Rights to MSRs and $1.4 billion recorded in connection with the securitizations of HMBS. The MSR-related financing liabilities have no contractual maturity and are amortized over the life of the transferred Rights to MSRs. The HMBS-related financing liabilities have no contractual maturity and are amortized as the related loans are repaid.
[2]	For match funded liabilities, the expected maturity date is the date on which the revolving period ends for each advance financing facility note and repayment of the outstanding balance must begin if the note is not renewed or extended.